UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (50.8%)
Aerospace & Defense (1.5%)
Huntington Ingalls Industries	70	$16
Moog, Cl A*	200	18
Spirit AeroSystems Holdings, Cl A	400	41
Triumph Group	200	6

		81

Agricultural Products (0.9%)
Fresh Del Monte Produce	400	19
Ingredion	200	29

		48

Air Freight & Logistics (0.4%)
FedEx	80	21

Aircraft (1.2%)
Delta Air Lines	500	29
JetBlue Airways*	900	19
United Continental Holdings*	300	20

		68

Apparel Retail (0.2%)
Gap	400	13

Asset Management & Custody Banks (0.5%)
Ameriprise Financial	150	25

Automotive (2.0%)
Ford Motor	1,700	19
General Motors	800	34
Goodyear Tire & Rubber	700	24
Lear	160	31

		108

Automotive Retail (0.3%)
Group 1 Automotive	200	16

Banks (3.3%)
Bank of America	1,700	55
CIT Group	500	25
JPMorgan Chase	400	46
PNC Financial Services Group	100	16
Regions Financial	1,400	27
Wells Fargo	200	13

		182

Biotechnology (2.1%)
Amgen	300	56
Biogen*	100	35
Gilead Sciences	300	25

		116

LSV Global Value Fund

	Shares	Value (000)
Broadcasting, Newspapers & Advertising (0.1%)
TEGNA	400	$6

Chemicals (2.1%)
Celanese, Cl A	250	27
Eastman Chemical	300	30
Huntsman	700	24
LyondellBasell Industries, Cl A	300	36

		117

Computers & Services (2.5%)
Dell Technologies, Cl V*	55	4
DXC Technology	51	5
Hewlett Packard Enterprise	1,900	31
HP	1,000	23
NetApp	400	25
Seagate Technology	400	22
Western Digital	300	27

		137

Data Processing & Outsourced Services (0.3%)
Sykes Enterprises*	500	16

Drug Retail (0.7%)
Walgreens Boots Alliance	500	38

Electrical Services (1.3%)
American Electric Power	200	14
FirstEnergy	700	23
Public Service Enterprise Group	700	36

		73

Financial Services (2.5%)
Capital One Financial	400	41
Citigroup	800	63
Discover Financial Services	400	32

		136

Food, Beverage & Tobacco (0.9%)
JM Smucker	200	25
Pilgrim’s Pride*	800	22
SUPERVALU*	214	4

		51

General Merchandise Stores (0.7%)
Target	500	38

Health Care Distributors (0.6%)
Cardinal Health	200	15
McKesson	120	20

		35

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Health Care Facilities (0.6%)
HCA Holdings	300	$30

Health Care Services (0.3%)
Quest Diagnostics	140	15

Homefurnishing Retail (0.4%)
Aaron’s	500	20

Hotels & Lodging (0.5%)
Wyndham Worldwide	200	25

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	160	29

Insurance (4.8%)
Aetna	160	30
Aflac	300	26
Allstate	300	30
American Financial Group	150	17
Anthem	80	20
Hartford Financial Services Group	400	23
Lincoln National	400	33
MGIC Investment*	1,700	25
Prudential Financial	240	29
Travelers	200	30

		263

IT Consulting & Other Services (0.9%)
International Business Machines	300	49

Machinery (1.2%)
Cummins	130	24
Meritor*	900	25
Trinity Industries	500	17

		66

Motorcycle Manufacturers (0.2%)
Harley-Davidson	200	10

Multimedia (0.2%)
Viacom, Cl B	300	10

Office Electronics (0.4%)
Xerox	575	20

Oil & Gas Storage & Transportation (0.1%)
DHT Holdings	1,800	6

Paper & Paper Products (0.2%)
Domtar	200	10

Paper Packaging (0.7%)
International Paper	400	25

LSV Global Value Fund

	Shares	Value (000)
Paper Packaging (continued)
Packaging of America	100	$13
WestRock	37	2

		40

Petroleum & Fuel Products (1.8%)
Chevron	150	19
ExxonMobil	200	17
PBF Energy, Cl A	500	16
Valero Energy	500	48

		100

Pharmaceuticals (3.6%)
AbbVie	400	45
Johnson & Johnson	350	48
Lannett*	500	10
Merck	500	30
Pfizer	1,700	63

		196

Printing & Publishing (0.0%)
Gannett	150	2

Reinsurance (0.8%)
Everest Re Group	100	23
Validus Holdings	300	20

		43

Retail (1.5%)
Brinker International	200	7
Dillard’s, Cl A	100	7
Kohl’s	500	33
Kroger	800	24
Macy’s	400	10

		81

Semi-Conductors/Instruments (4.1%)
Applied Materials	700	38
Cirrus Logic*	600	30
Flextronics International*	800	14
Intel	1,100	53
Lam Research	200	38
Orbotech*	400	21
TE Connectivity	300	31

		225

Specialized REIT’s (0.3%)
Hospitality Properties Trust	500	14

Technology Distributors (0.7%)
Arrow Electronics*	300	24
Avnet	300	13

		37

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Telephones & Telecommunications (2.5%)
AT&T	500	$19
Cisco Systems	1,300	54
Corning	1,100	34
Verizon Communications	500	27

		134

Thrifts & Mortgage Finance (0.4%)
Radian Group	1,100	24

TOTAL U.S. COMMON STOCK (Cost $2,178)		2,774

Foreign Common Stock (46.0%)
Australia (1.5%)
Asaleo Care	7,900	11
Australian Pharmaceutical Industries	8,000	10
BlueScope Steel	1,900	22
Fortescue Metals Group	6,000	24
McMillan Shakespeare	1,000	14
Retail Food Group	2,100	3

		84

Austria (0.6%)
Voestalpine	500	32

Belgium (0.5%)
Solvay	170	25

Canada (3.5%)
Air Canada, Cl B*	1,200	23
BRP	500	21
Canadian Imperial Bank of Commerce	130	13
Industrial Alliance Insurance & Financial Services	600	29
Magna International	700	40
National Bank of Canada	300	15
Norbord	1,100	42
Rogers Communications, Cl B	200	10

		193

Chile (0.5%)
Enel Americas	118,400	28

China (2.6%)
Air China, Cl H	12,000	17
China CITIC Bank, Cl H	24,000	20

LSV Global Value Fund

	Shares	Value (000)
China (continued)
China Resources Power Holdings	8,000	$15
China Telecom, Cl H	64,000	32
Great Wall Motor, Cl H	14,500	18
Shanghai Pharmaceuticals Holding, Cl H	4,000	10
Sinotrans, Cl H	49,000	30

		142

Finland (0.3%)
Neste	200	14

France (3.4%)
Atos	160	25
AXA	800	26
BNP Paribas	300	25
Electricite de France	1,000	14
Renault	140	15
Sanofi	500	44
Total	600	35

		184

Germany (3.3%)
Allianz	60	15
BASF	200	23
Daimler	300	28
Deutsche Bank	1,050	19
Deutsche Post	500	24
Leoni	300	23
Muenchener Rueckversicherungs	50	12
Siemens	100	15
Volkswagen	100	22

		181

Hong Kong (1.9%)
China Water Affairs Group	15,000	14
CP Pokphand	126,000	10
Nine Dragons Paper Holdings	16,000	25
PAX Global Technology	21,000	10
Skyworth Digital Holdings	22,000	11
SmarTone Telecommunications Holdings	6,500	8
WH Group	23,000	28

		106

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Hungary (0.5%)
MOL Hungarian Oil & Gas	2,400	$29

Indonesia (0.4%)
Bank Negara Indonesia Persero	27,700	19

Ireland (0.4%)
Smurfit Kappa Group	700	25

Israel (0.3%)
Bank Hapoalim	1,700	13
Teva Pharmaceutical Industries	200	4

		17

Italy (1.2%)
Astaldi	900	3
Enel	7,000	44
Mediobanca	1,600	20

		67

Japan (8.4%)
Dowa Holdings	600	25
Heiwado	700	15
Isuzu Motors	1,500	25
ITOCHU	2,100	41
Kaken Pharmaceutical	700	37
KDDI	1,600	40
Konoike Transport	800	15
Lintec	500	14
Mixi	800	35
Nippon Telegraph & Telephone	900	43
Nissan Motor	2,500	27
Nitto Kogyo	500	8
ORIX	1,600	30
Resona Holdings	3,100	19
Senshu Ikeda Holdings	2,400	9
Shindengen Electric Manufacturing	300	28
SKY Perfect JSAT Holdings	1,500	7
Towa Pharmaceutical	200	11
Tsubakimoto Chain	2,000	17
Valor	500	12

		458

Netherlands (1.4%)
Aegon	3,100	21
Philips Lighting	1,000	39

LSV Global Value Fund

	Shares	Value (000)
Netherlands (continued)
Royal Dutch Shell, Cl B	500	$18

		78

New Zealand (0.1%)
SKY Network Television	1,700	4

Norway (0.9%)
DNB	1,800	37
Marine Harvest	600	10

		47

Russia (0.9%)
LUKOIL PJSC ADR	370	24
X5 Retail Group GDR*	600	23

		47

Singapore (0.1%)
DBS Group Holdings	300	6

South Africa (0.2%)
Barclays Africa Group	800	12

South Korea (2.3%)
Korea Electric Power	400	13
LG Uplus	2,500	34
Samsung Electronics	23	54
SK Telecom	100	25

		126

Spain (0.8%)
Distribuidora Internacional de Alimentacion	2,700	14
Mapfre	7,500	27

		41

Sweden (0.8%)
Bilia, Cl A	300	3
Hemfosa Fastigheter	1,000	14
Inwido	1,500	15
Nordea Bank	900	11

		43

Switzerland (1.9%)
Credit Suisse Group	900	17
Roche Holding AG	80	20
Swiss Life Holding	60	23
Swiss Re	200	20

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Switzerland (continued)
UBS Group	1,300	$26

		106

Taiwan (1.5%)
Compeq Manufacturing	16,000	20
Hon Hai Precision Industry	8,000	25
Mitac Holdings	18,000	21
Pegatron	6,000	16

		82

Thailand (0.6%)
Krung Thai Bank	21,700	14
Pruksa Holding	24,700	19

		33

Turkey (0.7%)
Eregli Demir ve Celik Fabrikalari	6,500	17
KOC Holding	2,900	14
TAV Havalimanlari Holding	1,600	10

		41

United Kingdom (4.5%)
3i Group	1,700	22
Acacia Mining	4,300	11
BAE Systems	4,500	38
Bellway	400	19
Berkeley Group Holdings	400	23
BP	1,800	13
Britvic	2,500	26
Centrica	2,800	5
Halfords Group	2,500	12
J Sainsbury	6,000	22
Lloyds Banking Group	26,800	26
Old Mutual	3,000	10
Restaurant Group	200	1
Senior	3,900	15

		243

TOTAL FOREIGN COMMON STOCK (Cost $2,227)		2,513

LSV Global Value Fund
	Shares	Value (000)
Preferred Stock (0.4%)
Brazil (0.4%)
Itausa, 5.550%	4,961	$21

TOTAL PREFERRED STOCK (Cost $16)		21

	Face Amount (000)
Repurchase Agreement (4.6%)
Morgan Stanley 1.180%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $252 (collateralized by various US Treasury Notes, par values ranging from $0 to $220, coupon ranging from 0.875% to 6.250%, and maturity ranging from 07/15/18 to 08/15/27; with total market value $255)	$252	252

TOTAL REPURCHASE AGREEMENT (Cost $252)		252

Total Investments – 101.8% (Cost $4,673)		$5,560

Percentages are based on Net Assets of $5,463 (000).

*    Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC— Public Joint Stock Company

REIT — Real Estate Investment Trust

Schedule of Investments

January 31, 2018 (Unaudited)

The following is a list of the level of inputs used as of January 31, 2018, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Common Stock United States	$2,774	$–	$–	$2,774

Foreign Common Stock
Australia	84	–	–	84
Austria	32	–	–	32
Belgium	25	–	–	25
Canada	193	–	–	193
Chile	28	–	–	28
China	142	–	–	142
Finland	14	–	–	14
France	184	–	–	184
Germany	181	–	–	181
Hong Kong	106	–	–	106
Hungary	29	–	–	29
Indonesia	19	–	–	19
Ireland	25	–	–	25
Israel	17	–	–	17
Italy	67	–	–	67
Japan	443	15	–	458
Netherlands	78	–	–	78
New Zealand	4	–	–	4
Norway	47	–	–	47
Russia	47	–	–	47
Singapore	6	–	–	6
South Africa	12	–	–	12
South Korea	126	–	–	126
Spain	41	–	–	41
Sweden	43	–	–	43
Switzerland	106	–	–	106
Taiwan	82	–	–	82
Thailand	33	–	–	33
Turkey	41	–	–	41
United Kingdom	243	–	–	243

Total Foreign Common Stock	2,498	15	–	2,513

Total Repurchase Agreement	–	252	–	252

Total Preferred Stock	21	–	–	21

Total Investments in Securities	$5,293	$267	$–	$5,560

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2018, there were transfers of $15 (000) from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies,

please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-006-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018